Income taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 17,934	$ 18,454
Operating Loss Carryforwards	301,791	292,754
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.00%	25.80%
Liability for unrecognized tax benefits	0	0
Estimated tax liabilities	0	0
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	164,917	159,656
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	44,596	45,316
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	91,249	85,842
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 1,029	$ 1,061